Condensed Statements of Stockholders’ Equity (Unaudited) ¥ in Thousands, $ in Thousands	Series C convertible Preferred Stock JPY (¥) shares	Series B convertible Preferred Stock JPY (¥) shares	Series BB convertible Preferred Stock JPY (¥) shares	Series A convertible Preferred Stock JPY (¥) shares	Series AA convertible Preferred Stock JPY (¥) shares	Common Stock JPY (¥) shares	Common Stock USD ($) shares	Additional Paid-In Capital JPY JPY (¥)	Additional Paid-In Capital JPY USD ($)	Accumulated Deficit JPY JPY (¥)	Accumulated Deficit JPY USD ($)	JPY (¥)	USD ($)
Balance (in Dollars)						¥ 100,000		¥ 3,946,038		¥ (2,416,761)		¥ 1,629,277
Balance at Apr. 30, 2022						¥ 100,000		3,946,038		(2,416,761)		1,629,277
Balance (in Shares) at Apr. 30, 2022 | shares		2,212,800	242,400	2,760,000	666,600	6,000,000	6,000,000
Issuance of convertible preferred stock, net	¥ 1,089,380							1,079,724				2,169,104
Issuance of convertible preferred stock, net (in Shares) | shares	1,153,800
Stock-based compensation								65,537				65,537
Net loss										(885,000)		(885,000)
Balance at Oct. 31, 2022	¥ 1,089,380					¥ 100,000		5,091,299		(3,301,761)		2,978,918
Balance (in Shares) at Oct. 31, 2022 | shares	1,153,800	2,212,800	242,400	2,760,000	666,600	6,000,000	6,000,000
Balance (in Dollars)	¥ 1,089,380					¥ 100,000		5,091,299		(3,301,761)		2,978,918
Balance (in Dollars)						100,000		6,180,678		(4,382,252)		1,898,426
Balance at Apr. 30, 2023						¥ 100,000		6,180,678		(4,382,252)		1,898,426
Balance (in Shares) at Apr. 30, 2023 | shares						13,035,600	13,035,600
Issuance of common stock upon initial public offering, net of offering costs (Note 1)						¥ 974,970		496,115				1,471,085
Issuance of common stock upon initial public offering, net of offering costs (Note 1) (in Shares) | shares						1,666,667	1,666,667
Stock-based compensation								3,355				3,355
Vesting of option purchase consideration								3,234				3,234
Net loss										(1,150,027)		(1,150,027)	$ (7,593)
Balance at Oct. 31, 2023						¥ 1,074,970	$ 7,097	6,683,382	$ 44,127	(5,532,279)	$ (36,526)	2,226,073	14,698
Balance (in Shares) at Oct. 31, 2023 | shares						14,702,267	14,702,267
Balance (in Dollars)						¥ 1,074,970	$ 7,097	¥ 6,683,382	$ 44,127	¥ (5,532,279)	$ (36,526)	¥ 2,226,073	$ 14,698